UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number      811-09205
                                                --------------------

                      Advantage Advisers Xanthus Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           200 Park Avenue, 24th Floor
                               New York, NY 10166
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
       -----------------------------------------------------------------
                     (Name and address of agent for service)

      registrant's telephone number, including area code:  212-667-4225
                                                         ----------------

                     Date of fiscal year end:  December 31
                                             --------------

                 Date of reporting period:  December 31, 2007
                                          --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                       [ADVANTAGE ADVISERS LOGO]








                                  Advantage Advisers
                                  Xanthus Fund, L.L.C.


                              Financial Statements
                           with Report of Independent
                        Registered Public Accounting Firm

                      For the Year Ended December 31, 2007

                     ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 2007




                                    CONTENTS



Report of Independent Registered Public Accounting Firm....................   1

Statement of Assets, Liabilities and Members' Capital......................   2

Schedule of Portfolio Investments..........................................   3

Schedule of Securities Sold, Not Yet Purchased.............................  11

Schedule of Swap Contracts.................................................  16

Statement of Operations....................................................  24

Statements of Changes in Members' Capital..................................  25

Notes to Financial Statements..............................................  26

Supplemental Information (Unaudited).......................................  36

[ERNST & YOUNG LOGO]      o ERNST & YOUNG LLP            o Phone: (212) 773-3000
                            5 Times Square                 www.ey.com
                            New York, New York 10036-6530




             Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers of
  Advantage Advisers Xanthus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Advantage Advisers Xanthus Fund, L.L.C. (the "Company"), including the schedules of portfolio investments, securities sold, not yet purchased, and swap contracts as of December 31, 2007, and the related statement of operations for the year then ended, and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and other brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advantage Advisers Xanthus Fund, L.L.C. at December 31, 2007, the results of its operations for the year then ended, and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



/s/ ERNST & YOUNG LLP

New York, New York
February 27, 2008

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                   DECEMBER 31, 2007
ASSETS
Investments in securities, at market value (cost - $674,907,043)                     $  717,772,133
Cash and cash equivalents                                                                45,675,345
Due from broker (including Euros of $4,674 with a cost of $4,766,
  Canadian Dollars of $3,763,307 with a cost of $3,667,799, and
  Swedish Kronas of $53,384 with a cost of $50,227)                                     216,997,727
Receivable for investment securities sold                                               148,847,007
Interest receivable                                                                         764,776
Dividends receivable (net of foreign withholding taxes of $12,388)                           48,800
Other assets                                                                                165,515
                                                                                     --------------
    TOTAL ASSETS                                                                      1,130,271,303
                                                                                     --------------


LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $291,431,284)           278,517,182
Withdrawals payable (see note 3)                                                        101,053,638
Payable for investment securities purchased                                              48,272,264
Due to broker (Hong Kong Dollars - with a cost of $6,999,123)                             6,989,339
Deferred capital gain country tax (see note 2)                                            3,000,000
Dividends payable on securities sold, not yet purchased                                     347,384
Net unrealized depreciation on swap contracts                                               347,733
Accounting and investor services fees payable                                               204,778
Accrued expenses                                                                            581,559
                                                                                     --------------
    TOTAL LIABILITIES                                                                   439,313,877
                                                                                     --------------

      NET ASSETS                                                                     $  690,957,426
                                                                                     ==============


MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                            $  636,892,390
Net unrealized appreciation on investments, foreign currency transactions,
and swap transactions                                                                    54,065,036
                                                                                     --------------
    MEMBERS' CAPITAL - NET ASSETS                                                    $  690,957,426
                                                                                     ==============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                                                      DECEMBER 31, 2007
SHARES                                                                                   MARKET VALUE
                  INVESTMENT IN SECURITIES - 103.88%
                  COMMON STOCK - 99.58%
                  UNITED STATES - 41.59%

                     COMPUTERS - 6.83%
        238,240         Apple, Inc.*                                              (a)    $ 47,190,579
                                                                                         ------------
                     COMPUTERS - MEMORY DEVICES - 0.00%
              1         Seagate Technology, Inc.*                                                  28
                                                                                         ------------
                     COMPUTERS - PERIPHERAL EQUIPMENT - 3.02%
        507,331         Synaptics, Inc.*                                          (a)      20,881,744
                                                                                         ------------
                     DECISION SUPPORT SOFTWARE - 0.46%
        165,790         DemandTec, Inc.*                                          (a)       3,198,089
                                                                                         ------------
                     DIALYSIS CENTERS - 0.47%
         58,100         DaVita, Inc.*                                             (a)       3,273,935
                                                                                         ------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 9.68%
        586,030         Intel Corp.                                               (a)      15,623,560
        329,700         Nvidia Corp.*                                             (a)      11,216,394
      3,267,430         ON Semiconductor Corp.*                                   (a)      29,014,778
         60,130         Rubicon Technology, Inc.*                                           1,428,088
        439,500         Xilinx, Inc.                                                        9,611,865
                                                                                         ------------
                                                                                           66,894,685
                                                                                         ------------
                     ENTERPRISE SOFTWARE / SERVICES - 6.63%
        175,820         Concur Technologies, Inc.*                                (a)       6,366,442
        366,150         Informatica Corp.*                                        (a)       6,598,023
      1,629,120         Lawson Software, Inc.*                                    (a)      16,682,189
        543,305         Taleo Corp., Class A*                                     (a)      16,179,623
                                                                                         ------------
                                                                                           45,826,277
                                                                                         ------------
                     HUMAN RESOURCES - 0.22%
        129,780         SuccessFactors, Inc.*                                               1,534,000
                                                                                         ------------
                     INDUSTRIAL AUDIO & VIDEO PRODUCTION - 1.58%
        219,270         Dolby Laboratories, Inc., Class A*                        (a)      10,902,104
                                                                                         ------------
                     MEDICAL - DRUGS - 2.22%
        314,670         OSI Pharmaceuticals, Inc.*                                         15,264,642
                                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                      DECEMBER 31, 2007
SHARES                                                                                   MARKET VALUE
                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                     OIL - FIELD SERVICES - 0.40%
         73,200         Halliburton Co.                                                  $  2,775,012
                                                                                         ------------
                     SEMICONDUCTOR EQUIPMENT - 0.86%
        142,491         Tessera Technologies, Inc.*                                         5,927,625
                                                                                         ------------
                     THERAPEUTICS - 1.91%
        286,101         Gilead Sciences, Inc.*                                    (a)      13,163,507
                                                                                         ------------
                     WEB PORTALS / ISP - 2.43%
        723,140         Yahoo!, Inc.*                                                      16,820,236
                                                                                         ------------
                     WIRELESS EQUIPMENT - 4.88%
        393,840         Qualcomm, Inc.                                                     15,497,604
        538,520         SBA Communications Corp., Class A*                        (a)      18,223,517
                                                                                         ------------
                                                                                           33,721,121
                                                                                         ------------
                  TOTAL UNITED STATES (COST $284,330,142)                                $287,373,584
                                                                                         ------------
                  BELGIUM - 0.68%
                     DIVERSIFIED MANUFACTURING OPERATIONS - 0.68%
        820,440         Hansen Transmissions International NV*                              4,703,533
                                                                                         ------------
                  TOTAL BELGIUM (COST $2,990,407)                                        $  4,703,533
                                                                                         ------------
                  BERMUDA - 1.38%
                     CONSULTING SERVICES - 1.38%
        625,225         Genpact, Ltd.*                                            (a)       9,522,177
                                                                                         ------------
                  TOTAL BERMUDA (COST $9,418,342)                                        $  9,522,177
                                                                                         ------------
                  CANADA - 2.82%
                     ADVANCED MATERIALS / PRODUCTS - 0.35%
        474,350         Neo Material Technologies, Inc.*                                    2,412,723
                                                                                         ------------
                     COMPUTERS - 2.47%
        150,600         Research In Motion, Ltd.*                                          17,078,040
                                                                                         ------------
                  TOTAL CANADA (COST $18,723,797)                                        $ 19,490,763
                                                                                         ------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                      DECEMBER 31, 2007
SHARES                                                                                   MARKET VALUE
                  COMMON STOCK - (CONTINUED)
                  CHINA - 22.91%
                     ADVERTISING SALES - 8.18%
        828,813         AirMedia Group, Inc. - Sponsored ADR*                     (a)    $ 18,548,835
        669,416         Focus Media Holding, Ltd. - Sponsored ADR*                (a)      38,029,523
                                                                                         ------------
                                                                                           56,578,358
                                                                                         ------------
                     DIVERSIFIED MINERALS - 0.26%
      7,943,939         China Rare Earth Holdings, Ltd.                                     1,823,640
                                                                                         ------------
                     ENERGY - ALTERNATE SOURCES - 1.60%
        285,010         Yingli Green Energy Holding Co., Ltd. - Sponsored ADR*             11,029,887
                                                                                         ------------
                     INSURANCE BROKERS - 0.39%
        169,134         Cninsure, Inc. - Sponsored ADR*                           (a)       2,663,861
                                                                                         ------------
                     INTERNET CONTENT - ENTERTAINMENT - 1.25%
        258,603         Shanda Interactive Entertainment, Ltd. - Sponsored ADR*   (a)       8,621,824
                                                                                         ------------
                     MACHINERY - FARM - 0.42%
      5,677,380         First Tractor Co., Ltd., Class H*                                   2,876,042
                                                                                         ------------
                     MEDICAL INSTRUMENTS - 0.00%
         13,209         Golden Meditech Co., Ltd.                                               5,895
                                                                                         ------------
                     POWER CONVERSION / SUPPLY EQUIPMENT - 1.41%
      3,654,903         China High Speed Transmission Equipment Group Co., Ltd.*            9,749,658
                                                                                         ------------
                     TRANSACTIONAL SOFTWARE - 1.36%
        398,860         Longtop Financial Technologies, Ltd. - Sponsored ADR*     (a)       9,445,005
                                                                                         ------------
                     WEB PORTALS / ISP - 8.04%
        381,357         Sina Corp.*                                                        16,897,929
        708,601         Sohu.com, Inc.*                                                    38,632,926
                                                                                         ------------
                                                                                           55,530,855
                                                                                         ------------
                  TOTAL CHINA (COST $148,026,475)                                        $158,325,025
                                                                                         ------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                      DECEMBER 31, 2007
SHARES                                                                                   MARKET VALUE
                  COMMON STOCK - (CONTINUED)
                  FRANCE - 4.39%
                     ENTERTAINMENT SOFTWARE - 4.39%
        298,314         UBISOFT Entertainment*                                           $ 30,299,390
                                                                                         ------------
                  TOTAL FRANCE (COST $13,813,010)                                        $ 30,299,390
                                                                                         ------------
                  HONG KONG - 10.89%
                     AGRICULTURAL CHEMICALS - 1.32%
      9,766,726         Sinofert Holdings, Ltd.                                             9,118,650
                                                                                         ------------
                     AGRICULTURAL OPERATIONS - 0.79%
      5,101,821         China Green Holdings, Ltd.                                          5,476,472
                                                                                         ------------
                     AUTOMOBILE / TRUCK PARTS & EQUIPMENT - ORIGINAL - 0.16%
        769,759         Minth Group, Ltd.                                                   1,137,254
                                                                                         ------------
                     AUTOMOBILE / TRUCK PARTS & EQUIPMENT - REPLACEMENT - 0.83%
      5,913,483         Xinyi Glass Holdings Co., Ltd.                                      5,748,609
                                                                                         ------------
                     BUILDING - HEAVY CONSTRUCTION - 0.22%
      3,651,654         PYI Corp., Ltd.                                                     1,507,980
                                                                                         ------------
                     BUILDING AND CONSTRUCTION - MISCELLANEOUS - 0.39%
      1,709,326         China State Construction International Holdings, Ltd.               2,709,527
                                                                                         ------------
                     BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.95%
    119,884,896         CATIC International Holdings, Ltd.*                                 6,534,368
                                                                                         ------------
                     COMMERCIAL SERVICES - 2.12%
    108,616,184         Shenzhen International Holdings, Ltd.                              14,626,285
                                                                                         ------------
                     DISTRIBUTION / WHOLESALE - 0.08%
      2,236,886         Pacific Andes International Holdings, Ltd.                            559,408
                                                                                         ------------
                     DIVERSIFIED OPERATIONS - 1.73%
      6,012,377         Guangdong Investment, Ltd.                                          3,431,282
      1,323,677         Noble Group, Ltd.                                                   2,234,559
          4,873         NWS Holdings, Ltd.                                                     15,561
        913,029         Shanghai Industrial Holdings, Ltd.                                  3,981,197
      1,915,211         Tianjin Development Holdings, Ltd.                                  2,284,282
                                                                                         ------------
                                                                                           11,946,881
                                                                                         ------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                          DECEMBER 31, 2007
SHARES                                                                                                       MARKET VALUE
                  COMMON STOCK - (CONTINUED)
                  HONG KONG - (CONTINUED)
                     FINANCE - OTHER SERVICES - 1.02%
        248,989         Hong Kong Exchanges & Clearing, Ltd.                                                    $ 7,063,427
                                                                                                           ----------------
                     MEDICAL - BIOMEDICAL / GENETICS - 0.27%
     12,706,356         Mingyuan Medicare Development Co., Ltd.                                                   1,857,702
                                                                                                           ----------------
                     REAL ESTATE OPERATIONS / DEVELOPMENT - 1.01%
     13,933,829         China Everbright International, Ltd.                                                      6,951,368
                                                                                                           ----------------
                  TOTAL HONG KONG (COST $76,935,246)                                                           $ 75,237,931
                                                                                                           ----------------
                  INDIA - 1.30%
                     APPLICATIONS SOFTWARE - 1.30%
        336,400         Satyam Computer Services, Ltd. - Sponsored ADR                            (a)             8,988,608
                                                                                                           ----------------
                  TOTAL INDIA (COST $8,614,560)                                                                 $ 8,988,608
                                                                                                           ----------------
                  KOREA - 0.00%
                     E-COMMERCE / SERVICES - 0.00%
            177         eSang Networks Co., Ltd.                                                                      4,758
                                                                                                           ----------------
                  TOTAL KOREA (COST $0)                                                                           $   4,758
                                                                                                           ----------------
                  SINGAPORE - 1.80%
                     FINANCE - OTHER SERVICES - 1.80%
      1,332,148         Singapore Exchange, Ltd.                                                                 12,419,623
                                                                                                           ----------------
                  TOTAL SINGAPORE (COST $5,811,207)                                                            $ 12,419,623
                                                                                                           ----------------
                  SPAIN - 7.57%
                     BUILDING - HEAVY CONSTRUCTION - 1.04%
        120,864         ACS Actividades de Construccion y Servicios, S.A.                                         7,183,241
                                                                                                           ----------------
                     ENERGY - ALTERNATE SOURCES - 1.32%
        290,476         Solaria Energia y Medio Ambiente SA*                                                      9,122,366
                                                                                                           ----------------
                     FINANCE - INVESTMENT BANKER / BROKER - 0.55%
         55,936         Bolsas y Mercados Espanoles                                                               3,811,012
                                                                                                           ----------------
                     POWER CONVERSION / SUPPLY EQUIPMENT - 4.66%
        688,127         Gamesa Corporacion Tecnologica, S.A.                                                     32,174,366
                                                                                                           ----------------
                  TOTAL SPAIN (COST $44,268,992)                                                               $ 52,290,985
                                                                                                           ----------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                      DECEMBER 31, 2007
SHARES                                                                                   MARKET VALUE
                  COMMON STOCK - (CONTINUED)
                  SWITZERLAND - 0.92%
                     ENGINEERING / R&D SERVICES - 0.92%
        221,440         ABB, Ltd. - Sponsored ADR                                 (a)    $  6,377,472
                                                                                         ------------
                  TOTAL SWITZERLAND (COST $4,137,944)                                    $  6,377,472
                                                                                         ------------
                  TAIWAN - 0.42%
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.42%
        293,010         Taiwan Semiconductor Manufacturing Co., Ltd. -
                          Sponsored ADR                                                     2,918,379
                                                                                         ------------
                  TOTAL TAIWAN (COST $2,854,948)                                         $  2,918,379
                                                                                         ------------
                  UNITED KINGDOM - 2.91%
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.91%
      2,718,432         ARM Holdings PLC - Sponsored ADR                          (a)      20,116,397
                                                                                         ------------
                  TOTAL UNITED KINGDOM (COST $22,245,497)                                $ 20,116,397
                                                                                         ------------
                  TOTAL COMMON STOCK (COST $642,170,567)                                 $688,068,625
                                                                                         ------------
CONTRACTS
                  PURCHASED OPTIONS - 4.30%
                  UNITED STATES - 4.30%
                  CALL OPTIONS - 1.61%
                     NETWORKING PRODUCTS - 0.00%
          2,883         Cisco Systems, Inc., 01/19/08, $30.00                                  23,064
                                                                                         ------------
                     WEB PORTALS / ISP - 1.36%
          1,080         Google, Inc., Class A, 03/22/08, $630.00                            9,374,400
                                                                                         ------------
                     WIRELESS EQUIPMENT - 0.25%
          9,376         Qualcomm, Inc., 04/19/08, $42.50                                    1,725,184
                                                                                         ------------
                  TOTAL UNITED STATES (COST $12,849,126)
                  TOTAL CALL OPTIONS (COST $12,849,126)                                    11,122,648
                                                                                         ------------
                  UNITED STATES - 2.69%
                  PUT OPTIONS - 2.69%
                     REGISTERED INVESTMENT COMPANY - 2.59%
         33,174         Diamonds Trust Series 1, 03/22/08, $134.00                         17,913,960
                                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                      DECEMBER 31, 2007
CONTRACTS                                                                                MARKET VALUE
                  PURCHASED OPTION - (CONTINUED)
                  PUT OPTIONS - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                  RETAIL - AUTOMOBILE - 0.10%
          1,170         Carmax, Inc., 04/19/08, $25.00                                     $  666,900
                                                                                         ------------
                  TOTAL PUT OPTIONS (COST $19,887,350)                                     18,580,860
                                                                                         ------------
                  TOTAL UNITED STATES (COST $19,887,350)

                  TOTAL PURCHASED OPTIONS (COST $32,736,476)                             $ 29,703,508
                                                                                         ------------
                  TOTAL INVESTMENTS IN SECURITIES (COST $674,907,043) - 103.88%          $717,772,133
                                                                                         ------------
                  OTHER ASSETS, LESS LIABILITIES - (3.88%)**                              (26,814,707)
                                                                                         ------------
                  NET ASSETS - 100.00%                                                   $690,957,426
                                                                                         ============


(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*    Non-income producing security.

** Includes $45,675,345 invested in a PNC Bank Money Market Account, which is 6.61% of net assets.

ADR  American Depository Receipt




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                DECEMBER 31,                                                        DECEMBER 31,
                                                    2007                                                                2007
                                                PERCENTAGE OF                                                       PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY         NET ASSETS (%)      INVESTMENTS IN SECURITIES - BY INDUSTRY         NET ASSETS (%)
--------------------------------------         ----------------     --------------------------------------         ----------------
Advanced Materials / Products                        0.35           Engineering / R&D Services                           0.92
Advertising Sales                                    8.18           Enterprise Software / Services                       6.63
Agricultural Chemicals                               1.32           Entertainment Software                               4.39
Agricultural Operations                              0.79           Finance - Investment Banker / Broker                 0.55
Applications Software                                1.30           Finance - Other Services                             2.82
Automobile / Truck Parts & Equipment -                              Human Resources                                      0.22
  Original                                           0.16           Industrial Audio & Video Production                  1.58
Automobile / Truck Parts & Equipment -                              Insurance Brokers                                    0.39
  Replacement                                        0.83           Internet Content - Entertainment                     1.25
Building - Heavy Construction                        1.26           Machinery - Farm                                     0.42
Building and Construction - Miscellaneous            0.39           Medical - Biomedical / Genetics                      0.27
Building and Construction Products -                                Medical - Drugs                                      2.22
  Miscellaneous                                      0.95           Medical Instruments                                  0.00
Commercial Services                                  2.12           Networking Products                                  0.00
Computers                                            9.30           Oil - Field Services                                 0.40
Computers - Memory Devices                           0.00           Power Conversion / Supply Equipment                  6.07
Computers - Peripheral Equipment                     3.02           Real Estate Operations / Development                 1.01
Consulting Services                                  1.38           Registered Investment Company                        2.59
Decision Support Software                            0.46           Retail - Automobile                                  0.10
Dialysis Centers                                     0.47           Semiconductor Components - Integrated Circuits       0.42
Distribution / Wholesale                             0.08           Semiconductor Equipment                              0.86
Diversified Manufacturing Operations                 0.68           Therapeutics                                         1.91
Diversified Minerals                                 0.26           Transactional Software                               1.36
Diversified Operations                               1.73           Web Portals / ISP                                   11.83
E-Commerce / Services                                0.00           Wireless Equipment                                   5.13
Electronic Components - Semiconductors              12.59                                                              ------
Energy - Alternate Sources                           2.92           Total Investments in Securities                    103.88
                                                                                                                       ======






   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                                                      DECEMBER 31, 2007
SHARES                                                                                   MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (40.31%)
                  COMMON STOCK - (40.31%)
                  UNITED STATES - (35.03%)
                     ADVERTISING SERVICES - (1.59%)
     232,150            Getty Images, Inc.                                               $  (6,732,350)
     117,120            R.H. Donnelley Corp.                                                (4,272,538)
                                                                                         -------------
                                                                                           (11,004,888)
                                                                                         -------------
                     BUILDING - MOBILE HOME / MANUFACTURED HOUSING - (1.22%)
     222,490            Thor Industries, Inc.                                               (8,456,845)
                                                                                         -------------
                     BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS - (0.55%)
     139,520            Drew Industries, Inc.                                               (3,822,848)
                                                                                         -------------
                     BUILDING PRODUCTS - CEMENT / AGGREGATE - (1.70%)
      88,390            Martin Marietta Materials, Inc.                                    (11,720,514)
                                                                                         -------------
                     COMMERCIAL SERVICES - (0.57%)
      87,840            Weight Watchers International, Inc.                                 (3,968,611)
                                                                                         -------------
                     COMMERCIAL SERVICES - FINANCE - (0.74%)
     160,430            Jackson Hewitt Tax Service, Inc.                                    (5,093,653)
                                                                                         -------------
                     COMPUTERS - (0.62%)
     234,440            Sun Microsystems, Inc.                                              (4,250,397)
                                                                                         -------------
                     COMPUTERS - MEMORY DEVICES - (1.55%)
     322,320            SanDisk Corp.                                                      (10,691,354)
                                                                                         -------------
                     COMPUTERS - PERIPHERAL EQUIPMENT - (2.08%)
     260,740            Sigma Designs, Inc.                                                (14,392,848)
                                                                                         -------------
                     DATA PROCESSING / MANAGEMENT - (0.28%)
      59,800            Fair Isaac Corp.                                                    (1,922,570)
                                                                                         -------------
                     DIRECT MARKETING - (0.10%)
      41,880            Harte-Hanks, Inc.                                                     (724,524)
                                                                                         -------------
                     ELECTRIC PRODUCTS - MISCELLANEOUS - (0.61%)
     154,396            Molex, Inc.                                                         (4,215,011)
                                                                                         -------------
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.90%)
     270,400            AVX Corp.                                                           (3,628,768)
                                                                                         -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                      DECEMBER 31, 2007
SHARES                                                                                   MARKET VALUE
                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - (CONTINUED)
     145,730            Benchmark Electronics, Inc.                                      $  (2,583,793)
                                                                                         -------------
                                                                                            (6,212,561)
                                                                                         -------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - (4.90%)
     423,650            Advanced Micro Devices, Inc.                                        (3,177,375)
      63,850            Fairchild Semiconductor International, Inc.                           (921,355)
      30,160            Microchip Technology, Inc.                                            (947,627)
   1,176,770            Micron Technology, Inc.                                             (8,531,583)
     105,320            Omnivision Technologies, Inc.                                       (1,648,258)
     219,760            QLogic Corp.                                                        (3,120,592)
     463,610            Texas Instruments, Inc.                                            (15,484,574)
                                                                                         -------------
                                                                                           (33,831,364)
                                                                                         -------------
                     ENTERTAINMENT SOFTWARE - (1.72%)
     203,416            Electronic Arts, Inc.                                              (11,881,529)
                                                                                         -------------
                     INTERNET SECURITY - (0.09%)
      16,720            VeriSign, Inc.                                                        (628,839)
                                                                                         -------------
                     INVESTMENT COMPANIES - (0.63%)
     131,760            American Capital Strategies, Ltd.                                   (4,342,810)
                                                                                         -------------
                     MACHINERY - PUMPS - (0.61%)
     112,530            Graco, Inc.                                                         (4,192,868)
                                                                                         -------------
                     MEDICAL PRODUCTS - (0.77%)
      87,130            Henry Schein, Inc.                                                  (5,349,782)
                                                                                         -------------
                     MULTI-MEDIA - (1.25%)
     234,340            News Corp., Class B                                                 (4,979,725)
     219,740            Time Warner, Inc.                                                   (3,627,907)
                                                                                         -------------
                                                                                            (8,607,632)
                                                                                         -------------
                     PROPERTY / CASUALTY INSURANCE - (0.45%)
      91,560            First American Corp.                                                (3,124,027)
                                                                                         -------------
                     QUARRYING - (0.54%)
      46,790            Vulcan Materials Co.                                                (3,700,621)
                                                                                         -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                      DECEMBER 31, 2007
SHARES                                                                                   MARKET VALUE
                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                     REITS - APARTMENTS - (2.96%)
     104,540            AvalonBay Communities, Inc.                                      $  (9,841,395)
     291,280            Equity Residential                                                 (10,622,982)
                                                                                         -------------
                                                                                           (20,464,377)
                                                                                         -------------
                     REITS - REGIONAL MALLS - (1.74%)
     291,660            General Growth Properties, Inc.                                    (12,010,559)
                                                                                         -------------
                     RENTAL AUTO / EQUIPMENT - (0.41%)
     193,402            Rent-A-Center, Inc.                                                 (2,808,197)
                                                                                         -------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (1.11%)
     240,300            Linear Technology Corp.                                             (7,648,749)
                                                                                         -------------
                     SEMICONDUCTOR EQUIPMENT - (0.30%)
      43,570            Kla-Tencor Corp.                                                    (2,098,331)
                                                                                         -------------
                     SUPER-REGIONAL BANKS - U.S. - (1.69%)
     385,880            Wells Fargo & Co.                                                  (11,649,717)
                                                                                         -------------
                     TELEPHONE - INTEGRATED - (0.59%)
     586,220            Qwest Communications International, Inc.                            (4,109,402)
                                                                                         -------------
                     TELEVISION - (0.57%)
     144,070            CBS Corp.                                                           (3,925,908)
                                                                                         -------------
                     TEXTILE - HOME FURNISHINGS - (0.86%)
      80,060            Mohawk Industries, Inc.                                             (5,956,464)
                                                                                         -------------
                     TOBACCO - (0.43%)
      54,780            UST, Inc.                                                           (3,001,944)
                                                                                         -------------
                     WEB PORTALS / ISP - (0.08%)
      74,610            Earthlink, Inc.                                                       (527,493)
                                                                                         -------------
                     WIRELESS EQUIPMENT - (0.82%)
     351,630            Motorola, Inc.                                                      (5,640,145)
                                                                                         -------------
                  TOTAL UNITED STATES (PROCEEDS $256,463,397)                            $(241,977,382)
                                                                                         -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                      DECEMBER 31, 2007
SHARES                                                                                   MARKET VALUE
                  COMMON STOCK - (CONTINUED)
                  CANADA - (0.93%)
                     NON - FERROUS METALS - (0.93%)
     290,470            Timminco, Ltd.                                                   $  (6,460,121)
                                                                                         -------------
                  TOTAL CANADA (PROCEEDS $3,741,144)                                     $  (6,460,121)
                                                                                         -------------
                  CAYMAN ISLAND - (1.23%)
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - (1.23%)
      87,900            Garmin, Ltd.                                                        (8,526,300)
                                                                                         -------------
                  TOTAL CAYMAN ISLAND (PROCEEDS $8,310,976)                              $  (8,526,300)
                                                                                         -------------
                  CHINA - (1.91%)
                     ELECTRIC - GENERATION - (0.35%)
   2,711,257            Datang International Power Generation Co., Class H                  (2,420,082)
                                                                                         -------------
                     SCHOOLS - (0.84%)
      72,310            New Oriental Education & Technology Group, Inc. -
                          Sponsored ADR                                                     (5,827,463)
                                                                                         -------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.06%)
      77,100            Semiconductor Manufacturing, Inc. - Sponsored ADR                     (400,149)
                                                                                         -------------
                     TELECOMMUNICATION EQUIPMENT - (0.66%)
   2,034,816            Foxconn International Holdings, Ltd.                                (4,566,815)
                                                                                         -------------
                  TOTAL CHINA (PROCEEDS $13,372,547)                                     $ (13,214,509)
                                                                                         -------------
                  HONG KONG - (0.17%)
                     PUBLISHING - NEWSPAPERS - (0.01%)
     116,982            SCMP Group, Ltd.                                                       (40,807)
                                                                                         -------------
                     REAL ESTATE OPERATIONS / DEVELOPMENT - (0.16%)
     517,802            China Resources Land, Ltd.                                          (1,144,857)
                                                                                         -------------
                  TOTAL HONG KONG (PROCEEDS $1,125,883)                                  $  (1,185,664)
                                                                                         -------------
                  TAIWAN - (1.04%)
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.04%)
     402,316            Silicon Motion Technology Corp. - Sponsored ADR                     (7,153,178)
                                                                                         -------------
                  TOTAL TAIWAN (PROCEEDS $8,417,319)                                     $  (7,153,178)
                                                                                         -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                      DECEMBER 31, 2007
SHARES                                                                                   MARKET VALUE
                  COMMON STOCK - (CONTINUED)

                  UNITED KINGDOM - 0.00%
                     CELLULAR TELECOMMUNICATIONS - 0.00%

           1            Vodafone Group PLC - Sponsored ADR                               $          (28)
                                                                                         --------------
                  TOTAL UNITED KINGDOM (PROCEEDS $18)                                    $          (28)
                                                                                         --------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $291,431,284)       $ (278,517,182)
                                                                                         ==============





                                               DECEMBER 31,                                                   DECEMBER 31,
                                                   2007                                                           2007
SECURITIES SOLD, NOT YET PURCHASED -           PERCENTAGE OF     SECURITIES SOLD, NOT YET PURCHASED -         PERCENTAGE OF
BY INDUSTRY                                   NET ASSETS (%)     BY INDUSTRY                                 NET ASSETS (%)
-----------------------------------          ----------------    -----------------------------------        ----------------
Advertising Services                               (1.59)        Medical Products                                  (0.77)
Building - Mobile Home / Manufactured                            Multi-Media                                       (1.25)
  Housing                                          (1.22)        Non - Ferrous Metals                              (0.93)
Building and Construction Products -                             Property / Casualty Insurance                     (0.45)
  Miscellaneous                                    (0.55)        Publishing - Newspapers                           (0.01)
Building Products - Cement / Aggregate             (1.70)        Quarrying                                         (0.54)
Cellular Telecommunications                         0.00         Real Estate Operations / Development              (0.16)
Commercial Services                                (0.57)        REITS - Apartments                                (2.96)
Commercial Services - Finance                      (0.74)        REITS - Regional Malls                            (1.74)
Computers                                          (0.62)        Rental Auto / Equipment                           (0.41)
Computers - Memory Devices                         (1.55)        Schools                                           (0.84)
Computers - Peripheral Equipment                   (2.08)        Semiconductor Components - Integrated
Data Processing / Management                       (0.28)          Circuits                                        (1.17)
Direct Marketing                                   (0.10)        Semiconductor Equipment                           (0.30)
Electric - Generation                              (0.35)        Super-Regional Banks - U.S.                       (1.69)
Electric Products - Miscellaneous                  (0.61)        Telecommunication Equipment                       (0.66)
Electronic Components - Miscellaneous              (2.13)        Telephone - Integrated                            (0.59)
Electronic Components - Semiconductors             (5.94)        Television                                        (0.57)
Entertainment Software                             (1.72)        Textile - Home Furnishings                        (0.86)
Internet Security                                  (0.09)        Tobacco                                           (0.43)
Investment Companies                               (0.63)        Web Portals / ISP                                 (0.08)
Machinery - Pumps                                  (0.61)        Wireless Equipment                                (0.82)
                                                                                                                  ------
                                                                 TOTAL SECURITIES SOLD, NOT YET PURCHASED         (40.31)
                                                                                                                  ======

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS
--------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2007
         NET                                                                               UNREALIZED
      NOTIONAL       MATURITY                                                             APPRECIATION/
       AMOUNT          DATE                                                              (DEPRECIATION)

                    SCHEDULE OF SWAP CONTRACTS - (0.05%)
                       APPLICATIONS SOFTWARE - (0.17%)
      $43,599,901      10/23/2008      TomTom NV                                         $ (1,144,687)
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       07/25/2007 to receive the total return of
                                       the shares of TomTom NV in exchange for
                                       an amount to be paid monthly equal to the
                                       one month LIBOR rate plus 0.45%.

                       AUDIO / VIDEO PRODUCTS - 0.00%
      ($7,094,702)     1/8/2010        Matsushita Electric Industrial Co., Ltd.               (30,663)
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       02/02/2007 to deliver the total return of
                                       the shares of Matsushita Electric
                                       Industrial Co., Ltd. in exchange for an
                                       amount to be received monthly equal to
                                       the one month LIBOR rate less 0.40%.

                       BUILDING - HEAVY CONSTRUCTION - 0.03%
       $5,642,728      5/20/2009       YTL Corp. BHD                                          218,353
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       05/18/2007 to receive the total return of
                                       the shares of YTL Corp. BHD in exchange
                                       for an amount to be paid monthly equal to
                                       the one month LIBOR rate plus 0.45%.

                       BUILDING PRODUCTS - CEMENT / AGGREGATE - (0.01%)
      ($4,608,650)     10/23/2008      Holcim, Ltd.                                           (79,233)
                                                                                         ------------

                                       Agreement with Morgan Stanley, dated
                                       11/21/2007 to deliver the total return of the shares of Holcim, Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less
                                       0.475%.


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2007
         NET                                                                               UNREALIZED
      NOTIONAL       MATURITY                                                             APPRECIATION/
       AMOUNT          DATE                                                              (DEPRECIATION)

                    SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                       CAPACITORS - 0.01%
      ($9,347,589)     1/8/2010        Taiyo Yuden Co., Ltd.                             $     85,863
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       12/13/2007 to deliver the total return of
                                       the shares of Taiyo Yuden Co., Ltd. in
                                       exchange for an amount to be received
                                       monthly equal to the one month LIBOR rate
                                       less 0.40%.

                       COMPUTERS - (0.02%)
      ($2,294,979)     4/24/2008       Acer, Inc.                                             (82,470)
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       05/10/2007 to deliver the total return of
                                       the shares of Acer, Inc. in exchange for
                                       an amount to be received monthly equal to
                                       the one month LIBOR rate less 5.2058%.

      ($1,713,081)     4/24/2008       Wistron Corp.                                          (70,689)
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       10/25/2007 to deliver the total return of
                                       the shares of Wistron Corp. in exchange
                                       for an amount to be received monthly
                                       equal to the one month LIBOR rate less
                                       4.00%.
                                                                                         ------------
                                                                                             (153,159)
                                                                                         ------------
                       DATA PROCESSING / MANAGEMENT - 0.03%
      $28,998,373      10/23/2008      Tele Atlas NV                                          222,897
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       10/01/2007 to receive the total return of
                                       the shares of Tele Atlas NV in exchange
                                       for an amount to be paid monthly equal to
                                       the one month LIBOR rate plus 0.45%.

                       E-COMMERCE / PRODUCTS - 0.01%
      $17,911,483      4/24/2008       Daum Communications Corp.                               38,425
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       07/13/2006 to receive the total return of
                                       the shares of Daum Communications Corp.
                                       in exchange for an amount to be paid
                                       monthly equal to the one month LIBOR rate
                                       plus 0.45%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2007
         NET                                                                               UNREALIZED
      NOTIONAL       MATURITY                                                             APPRECIATION/
       AMOUNT          DATE                                                              (DEPRECIATION)

                    SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                       ELECTRIC PRODUCTS - MISCELLANEOUS - 0.05%
     ($10,273,317)     1/8/2010        Sharp Corp.                                       $   (107,680)
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       10/15/2007 to deliver the total return of
                                       the shares of Sharp Corp. in exchange for
                                       an amount to be received monthly equal to
                                       the one month LIBOR rate less 0.40%.

     ($23,902,483)     1/8/2010        Toshiba Corp.                                          418,983
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       01/05/2007 to deliver the total return of
                                       the shares of Toshiba Corp. in exchange
                                       for an amount to be received monthly
                                       equal to the one month LIBOR rate less
                                       0.2721%.
                                                                                         ------------
                                                                                              311,303
                                                                                         ------------
                       ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.01%)
      ($4,236,474)     4/24/2008       Hon Hai Precision Industry Co., Ltd.                  (143,757)
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       02/14/2007 to deliver the total return of
                                       the shares of Hon Hai Precision Industry
                                       Co., Ltd. in exchange for an amount to be
                                       received monthly equal to the one month
                                       LIBOR rate less 2.00%.

      ($8,855,800)       1/8/2010      Murata Manufacturing Co., Ltd.                          87,621
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       12/14/2007 to deliver the total return of
                                       the shares of Murata Manufacturing Co.,
                                       Ltd. in exchange for an amount to be
                                       received monthly equal to the one month
                                       LIBOR rate less 0.40%.
                                                                                         ------------
                                                                                              (56,136)
                                                                                         ------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2007
         NET                                                                               UNREALIZED
      NOTIONAL       MATURITY                                                             APPRECIATION/
       AMOUNT          DATE                                                              (DEPRECIATION)

                    SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                       ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.16%)
     ($18,820,762)     1/8/2010        Elpida Memory, Inc.                               $   (853,311)
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       01/05/2007 to deliver the total return of
                                       the shares of Elpida Memory, Inc. in
                                       exchange for an amount to be received
                                       monthly equal to the one month LIBOR rate
                                       less 0.656%.

     ($17,017,125)     4/24/2008       Hynix Semiconductor, Inc.                             (226,027)
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       10/26/2006 to deliver the total return of
                                       the shares of Hynix Semiconductor, Inc.
                                       in exchange for an amount to be received
                                       monthly equal to the one month LIBOR rate
                                       less 2.675%.
                                                                                         ------------
                                                                                           (1,079,338)
                                                                                         ------------
                       ENTERTAINMENT SOFTWARE - (0.15%)
      $18,963,592      1/8/2010        Capcom Co., Ltd.                                    (1,041,076)
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       07/13/2007 to receive the total return of
                                       the shares of Capcom Co., Ltd. in
                                       exchange for an amount to be paid monthly
                                       equal to the one month LIBOR rate plus
                                       0.45%.

                       FINANCE - INVESTMENT BANKER / BROKER - 0.01%
      $11,432,106      4/24/2008       Mirae Assets Securities Co., Ltd.                       39,237
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       05/31/2007 to receive the total return of
                                       the shares of Mirae Assets Securities
                                       Co., Ltd. in exchange for an amount to be
                                       paid monthly equal to the one month LIBOR
                                       rate plus 0.45%.


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2007
         NET                                                                               UNREALIZED
      NOTIONAL       MATURITY                                                             APPRECIATION/
       AMOUNT          DATE                                                              (DEPRECIATION)

                    SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                       FINANCE - OTHER SERVICES - 0.00%
      $21,697,086      9/15/2008       Bovespa Holding SA                                $     13,697
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       10/26/2007 to receive the total return of
                                       the shares of Bovespa Holding SA in
                                       exchange for an amount to be paid monthly
                                       equal to the one month LIBOR rate plus
                                       0.35%.

       $5,036,892      5/20/2009       Bursa Malaysia BHD                                      15,405
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       06/04/2007 to receive the total return of
                                       the shares of Bursa Malaysia BHD in
                                       exchange for an amount to be paid monthly
                                       equal to the one month LIBOR rate plus
                                       0.45%.
                                                                                         ------------
                                                                                               29,102
                                                                                         ------------
                       METAL PROCESSORS & FABRICATION - 0.17%
      $21,342,138      10/23/2008      Advanced Metallurgical Group NV                      1,151,209
                                                                                         ------------

                                       Agreement with Morgan Stanley, dated
                                       07/11/2007 to receive the total return of the shares of Advanced Metallurgical
                                       Group NV in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

                       OFFICE AUTOMATION & EQUIPMENT - 0.01%
      ($5,218,474)     1/8/2010        Ricoh Co., Ltd.                                         69,347
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       11/19/2007 to deliver the total return of
                                       the shares of Ricoh Co., Ltd. in exchange
                                       for an amount to be received monthly
                                       equal to the one month LIBOR rate less
                                       0.40%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2007
         NET                                                                               UNREALIZED
      NOTIONAL       MATURITY                                                             APPRECIATION/
       AMOUNT          DATE                                                              (DEPRECIATION)

                    SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                       PUBLIC THOROUGHFARES - (0.05%)

      $10,157,445      9/15/2008       Companhia de Concessoes Rodoviarias               $   (370,618)
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       09/10/2007 to receive the total return of
                                       the shares of Companhia de Concessoes
                                       Rodoviarias in exchange for an amount to
                                       be paid monthly equal to the one month
                                       LIBOR rate plus 0.45%.

                       SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.12%
     ($11,930,072)     10/23/2008      CSR PLC                                                (86,555)
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       10/18/2006 to deliver the total return of
                                       the shares of CSR PLC in exchange for an
                                       amount to be received monthly equal to
                                       the one month LIBOR rate less 0.448%.

       $6,271,748       4/24/2008      Richtek Technology Corp.                               901,202
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       10/30/2006 to receive the total return of
                                       the shares of Richtek Technology Corp. in
                                       exchange for an amount to be paid monthly
                                       equal to the one month LIBOR rate plus
                                       0.45%.
                                                                                         ------------
                                                                                              814,647
                                                                                         ------------
                       TELEVISION - 0.00%
      ($2,867,504)     1/8/2010        Fuji Television Network, Inc.                            9,094
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       11/02/2007 to deliver the total return of
                                       the shares of Fuji Television Network,
                                       Inc. in exchange for an amount to be
                                       received monthly equal to the one month
                                       LIBOR rate less 0.40%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                        DECEMBER 31, 2007
         NET                                                                               UNREALIZED
      NOTIONAL       MATURITY                                                             APPRECIATION/
       AMOUNT          DATE                                                              (DEPRECIATION)

                    SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                       TELEVISION - (CONTINUED)
      ($1,289,521)     1/8/2010        Nippon Television Network Corp.                   $      2,981
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       08/06/2007 to deliver the total return of
                                       the shares of Nippon Television Network
                                       Corp. in exchange for an amount to be
                                       received monthly equal to the one month
                                       LIBOR rate less 0.40%.
                                                                                         ------------
                                                                                               12,075
                                                                                         ------------
                       TOYS - 0.01%

      $12,066,143      1/8/2010        Nintendo Co., Ltd.                                      99,750
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       07/13/2007 to receive the total return of
                                       the shares of Nintendo Co., Ltd. in
                                       exchange for an amount to be received
                                       monthly equal to the one month LIBOR rate
                                       plus 0.45%.

                       WEB PORTALS / ISP - 0.07%
      $16,473,934      4/24/2008       NHN Corp.                                              514,969
                                                                                         ------------
                                       Agreement with Morgan Stanley, dated
                                       06/30/2006 to receive the total return of
                                       the shares of NHN Corp. in exchange for
                                       an amount to be paid monthly equal to the
                                       one month LIBOR rate plus 0.45%.
                                                                                         ------------
                    TOTAL SWAP CONTRACTS                                                 $   (347,733)
                                                                                         ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (CONCLUDED)
--------------------------------------------------------------------------------

                                             DECEMBER 31,                                                    DECEMBER 31,
                                                 2007                                                            2007
                                             PERCENTAGE OF                                                   PERCENTAGE OF
SWAP CONTRACTS - BY INDUSTRY                NET ASSETS (%)      SWAP CONTRACTS - BY INDUSTRY                NET ASSETS (%)
----------------------------------         ----------------     ----------------------------------         ----------------
Applications Software                           (0.17)          Entertainment Software                          (0.15)
Audio / Video Products                           0.00           Finance - Investment Banker / Broker             0.01
Building - Heavy Construction                    0.03           Finance - Other Services                         0.00
Building Products - Cement / Aggregate          (0.01)          Metal Processors & Fabrication                   0.17
Capacitors                                       0.01           Office Automation & Equipment                    0.01
Computers                                       (0.02)          Public Thoroughfares                            (0.05)
Data Processing / Management                     0.03           Semiconductor Components - Integrated
E-Commerce / Products                            0.01             Circuits                                       0.12
Electric Products - Miscellaneous                0.05           Television                                       0.00
Electronic Components - Miscellaneous           (0.01)          Toys                                             0.01
Electronic Components - Semiconductors          (0.16)          Web Portals / ISP                                0.07
                                                                                                               ------
                                                                TOTAL SWAP CONTRACTS                            (0.05)
                                                                                                               ======



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                         YEAR ENDED
                                                                                      DECEMBER 31, 2007

INVESTMENT INCOME
    Interest                                                                               $ 5,973,433
    Dividends, (net of withholding taxes of $189,297)                                        3,325,181
                                                                                         -------------
                                                                                             9,298,614
                                                                                         -------------

EXPENSES
    Administration fees                                                                      5,638,849
    Prime broker fees                                                                        2,634,428
    Dividends on securities sold, not yet purchased                                          2,295,936
    Country tax expense                                                                      1,500,000
    Accounting and investor services fees                                                      515,895
    Custodian fees                                                                             495,331
    Audit and tax fees                                                                         209,200
    Insurance expense                                                                          201,529
    Interest expense                                                                           121,332
    Legal fees                                                                                 116,971
    Printing expense                                                                            60,409
    Board of Managers' fees and expenses                                                        53,500
    Miscellaneous                                                                              107,340
                                                                                         -------------
        TOTAL EXPENSES                                                                      13,950,720
                                                                                         -------------

        NET INVESTMENT LOSS                                                                 (4,652,106)
                                                                                         -------------

REALIZED GAIN (LOSS) AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY
  TRANSACTIONS AND SWAP CONTRACTS

  REALIZED GAIN (LOSS) ON INVESTMENTS,  FOREIGN  CURRENCY  TRANSACTIONS AND SWAP
    CONTRACTS:

    Investment securities                                                                  226,316,805
    Securities sold, not yet purchased                                                      18,476,544
    Foreign currency transactions                                                           (1,121,751)
    Swap contracts                                                                          50,445,244
                                                                                         -------------
      NET REALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND
        SWAP CONTRACTS                                                                     294,116,842
                                                                                         -------------

NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS*                                                                    22,806,813
                                                                                         -------------

NET CHANGE IN UNREALIZED DEPRECIATION ON SWAP CONTRACTS                                       (517,886)
                                                                                         -------------

    NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN
      CURRENCY TRANSACTIONS AND SWAP CONTRACTS                                             316,405,769
                                                                                         -------------

    NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                  $ 311,753,663
                                                                                         =============

* Net of increase in deferred capital gain country tax accrual on unrealized appreciation of $1,500,000.


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                   SPECIAL
                                                                  ADVISORY
                                                                   MEMBER             MEMBERS            TOTAL
                                                                -------------      -------------      -------------
MEMBERS' CAPITAL, December 31, 2005                             $          --      $ 360,816,358      $ 360,816,358
                                                                -------------      -------------      -------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                     --         (2,272,925)        (2,272,925)
   Net realized gain on investments, foreign currency
     transactions and swap contracts                                       --         50,724,619         50,724,619
   Net change in unrealized appreciation on investments,
     foreign currency transactions and swap contracts                      --         30,115,246         30,115,246
   Incentive allocation                                            15,713,324        (15,713,324)                --
                                                                -------------      -------------      -------------
   NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                            15,713,324         62,853,616         78,566,940
                                                                -------------      -------------      -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                   --         19,090,422         19,090,422
   Capital withdrawals                                            (15,713,324)       (48,534,759)       (64,248,083)
                                                                -------------      -------------      -------------
   NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                            (15,713,324)       (29,444,337)       (45,157,661)
                                                                -------------      -------------      -------------

MEMBERS' CAPITAL, DECEMBER 31, 2006                             $          --      $ 394,225,637      $ 394,225,637
                                                                -------------      -------------      -------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                          $          --      $  (4,652,106)     $  (4,652,106)
   Net realized gain on investments, foreign currency
     transactions and swap contracts                                       --        294,116,842        294,116,842
   Net change in unrealized appreciation on investments,
     foreign currency transactions and swap contracts                      --         22,288,927         22,288,927
   Incentive allocation                                            62,592,421        (62,592,421)                --
                                                                -------------      -------------      -------------
   NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                            62,592,421        249,161,242        311,753,663
                                                                -------------      -------------      -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                   --         98,629,535         98,629,535
   Capital withdrawals                                            (62,592,421)       (51,058,988)      (113,651,409)
                                                                -------------      -------------      -------------
   NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                            (62,592,421)        47,570,547        (15,021,874)
                                                                -------------      -------------      -------------

MEMBERS' CAPITAL, DECEMBER 31, 2007                             $          --      $ 690,957,426      $ 690,957,426
                                                                =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007
--------------------------------------------------------------------------------

      1. ORGANIZATION

         Advantage Advisers Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement  dated  June  5,  2003.  OAM is the  managing  member  of the
         Adviser, and Alkeon Capital Management L.L.C. ("Alkeon") is a non-managing member of the Adviser. Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company's portfolio manager, manage the Company's portfolio on behalf of the Adviser under the supervision of OAM. Oppenheimer has a minority profit participation interest in Alkeon.

         The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. At a meeting held on November 1, 2004, the Board of Managers approved the acceptance of initial contributions by the Company from new members on or after January 1, 2005. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The
         Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         B.  PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

             (1) at  their  last  composite  sale  prices  as  reported  on  the exchanges where those securities are traded; or

             (2) If no sales of those  securities  are  reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

         (ii) Securities traded on NASDAQ shall be valued:

             (1) at the NASDAQ  Official  Closing Price  ("NOCP")  (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

             (2) if no NOCP is  available,  at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

             (3) if no sale is shown on NASDAQ, at the bid price; or

             (4) if no sale is shown  and no bid price is  available,  the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

         Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

         The fair value of the Company's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

         C.  CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At December 31, 2007, $45,675,345 in cash equivalents was held at PNC Bank.

         D.  INCOME TAXES

         The Company has reclassified ($4,652,106) and $294,116,842 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2007. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

         In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Company's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) for purposes of implementing FIN 48, and has concluded that a liability of $3,000,000 for income tax purposes is required in the Company's financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits within country tax expense in the statement of operations.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the year ended December 31, 2007, Oppenheimer earned $207,855 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $1,687,783 as brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2007, an Incentive Allocation of $62,592,421 was credited to the Special Advisory Member's capital account and was included in withdrawals payable at December 31, 2007, in the Statement of Assets, Liabilities and Members' Capital.

         Each member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. The lead independent manager receives an additional fee of $2,500. Managers who are "interested persons" do not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. ("PFPC") serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays PFPC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the year ended December 31, 2007, such sales commissions earned by Oppenheimer amounted to $240,250.

      4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2007, amounted to $2,292,199,368 and $2,364,379,154, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the year ended December 31, 2007, amounted to $1,422,182,442 and $1,517,492,390, respectively.

         At  December  31,  2007,  the  aggregate  cost for  Federal  income tax
         purposes  of  portfolio   investments  and  securities  sold,  not  yet
         purchased was $674,962,863, and $291,428,268, respectively.

         For Federal income tax purposes, at December 31, 2007, accumulated net unrealized appreciation on portfolio investments and securities sold, not yet purchased was $55,382,407, consisting of $97,524,241 gross unrealized appreciation and $42,141,834 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of December 31, 2007.

      6. SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on out-

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      6. SHORT-TERM BORROWINGS (CONTINUED)

         standing margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2007, the average daily amount of such borrowings was $3,947,605 and the daily weighted average annualized interest rate was 4.86%. The Company had borrowings outstanding at December 31, 2007, totaling $6,989,339 recorded as due to broker on the Statement of Assets, Liabilities and Members' Capital.

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

         A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or "notional" amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company's investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company's valuation procedures that are

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members' Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

         Most swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, current obligations (or rights) under a swap agreement generally will be equal to only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

         The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members' Capital.

         The unrealized appreciation/depreciation, rather than the notional amount, represents the approximate future cash to be received or paid, respectively.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value. During for the year ended December 31, 2007, the Company had no transactions in written options.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                     YEAR ENDED        YEAR ENDED        YEAR ENDED      YEAR ENDED       YEAR ENDED
                                    DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                        2007              2006              2005            2004             2003
                                    ------------      ------------      ------------    ------------     -----------
Net assets, end of period
  (000s)                              $690,957          $394,226          $360,816        $389,761         $502,521
Ratio of net investment
  loss to average
  net assets**                           (0.82%)           (0.58%)           (0.91%)         (1.35%)          (1.31%)
Ratio of expenses to
  average net assets**                    2.46%             2.54%             2.33%           2.13%            1.88%
Ratio of incentive
  allocation to average
  net assets                             11.06%             4.00%             0.89%           0%+              5.29%
Portfolio turnover                         360%              546%              365%            323%             398%
Total return - gross*                    73.96%            22.26%            11.47%          (6.58%)          41.66%
Total return - net*                      59.17%            17.81%             9.18%          (6.58%)          33.33%
Average debt ratio                        0.70%              N/A               N/A            0.77%            0.70%

     * Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

     ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

     N/A  Not applicable

     +    Less than 0.01%

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2007 (CONCLUDED)
--------------------------------------------------------------------------------

      9. RECENT ACCOUNTING PRONOUNCEMENTS

         In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2007, the Company does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal year.

     10. SUBSEQUENT EVENTS

         Subsequent to December 31, 2007 and through February 27, 2008, the Company received initial and additional capital contributions from Members of $27,666,590.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.       PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from inception through December 31, 2007 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II.      PORTFOLIO HOLDINGS

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Managers is set forth below. The Statement of Additional Information (SAI) includes additional information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

INDEPENDENT MANAGERS

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                 TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS(1) AND         AND LENGTH OF          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OVERSEEN BY
POSITION(S) WITH THE COMPANY       TIME SERVED              OTHER DIRECTORSHIPS HELD BY MANAGERS                         MANAGERS
-----------------------------    --------------     -----------------------------------------------------------       --------------

Luis Rubio, 52                    Indefinite;       President of Centro de Investigacion Para el Desarrollo,                 8
Manager                              Since          A.C. (Center of Research Development) (2000 to present)
                                   May 2003         and Director of same 1984 - 2000); Adjunct Fellow of the
                                                    Center for Strategic and International Studies; Director
                                                    of The Asia Tigers Fund, Inc. and The India Fund, Inc.*;
                                                    Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                    Advantage Advisers Catalyst International, Ltd., Advantage
                                                    Advisers Multi-Sector Fund I, Advantage Advisers
                                                    Technology Partners, L.L.C., Advantage Advisers Technology
                                                    International, Ltd., Advantage Advisers Whistler Fund,
                                                    L.L.C., and Advantage Advisers Whistler International,
                                                    Ltd., which are affiliates; Director of Empresa Ica SA de
                                                    CV, a Mexican construction company (since 2006).

Janet L. Schinderman, 56          Indefinite;       Associate Dean for Special Projects and Secretary to the                 4
Manager                              Since          Board of Overseers at Columbia Business School from 1990 until
                                   May 2003         June 2006; Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                    Advantage Advisers Multi-Sector Fund I, and Advantage
                                                    Advisers Whistler Fund, L.L.C., which are affiliates.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT ( UNAUDITED)
--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                 TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS(1) AND         AND LENGTH OF          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OVERSEEN BY
POSITION(S) WITH THE COMPANY       TIME SERVED              OTHER DIRECTORSHIPS HELD BY MANAGERS                         MANAGERS
-----------------------------    --------------     -----------------------------------------------------------       --------------

Lawrence Becker, 52                Indefinite;      Private investor in real estate investment management                    4
Manager                               Since         concerns. From February 2000 through June 2003, he was
                                  October 2003      V.P.--Controller/Treasurer for National Financial Partners,
                                                    which specializes in financial services distribution.
                                                    Prior to that, Mr. Becker was a Managing
                                                    Director--Controller/Treasurer of Oppenheimer Capital and
                                                    its Quest for Value Funds. (Oppenheimer Capital is not
                                                    affiliated with Oppenheimer Asset Management Inc.). Mr.
                                                    Becker is a licensed CPA. He serves as the treasurer of
                                                    The France Growth Fund, Inc.; Director of the Asia Tigers
                                                    Fund, Inc. and The India Fund Inc.*; Manager of Advantage
                                                    Advisers Augusta Fund, L.L.C., Advantage Advisers
                                                    Multi-Sector Fund I, and Advantage Advisers Whistler Fund,
                                                    L.L.C., which are affiliates.

Jesse H. Ausubel, 56              Indefinite;       Director, Program for the Human Environment and Senior Research          4
Manager                              Since          Associate, The Rockefeller University (1993 to present);
                                   May 1999         Director, Richard Lounshery Foundation (1998 to present);
                                                    Program Director, Alfred P. Sloan Foundation (1994 to
                                                    present); Adjunct Scientist, Woods Hole Oceanographic
                                                    Institution (1990 to present). Mr. Ausubel is a Manager of
                                                    Advantage Advisers Augusta Fund, L.L.C., Advantage
                                                    Advisers Multi-Sector Fund I, and Advantage Advisers
                                                    Whistler Fund, L.L.C., which are affiliates.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT ( UNAUDITED)
--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                 TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS(1) AND         AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                  OVERSEEN BY
POSITION(S) WITH THE COMPANY       TIME SERVED               OTHER DIRECTORSHIPS HELD BY MANAGERS                        MANAGERS
-----------------------------    --------------      -----------------------------------------------------------      --------------

James E. Buck, 71                Indefinite; since   Retired in 2002 as Senior Vice President and Corporate                   4
Manager                             April 2003       Secretary of the New York Stock Exchange, Inc. (the "Exchange")
                                                     and the subsidiaries of the Exchange, including the NYSE
                                                     Foundation. Mr. Buck is a Manager of Advantage Advisers
                                                     Augusta Fund, L.L.C., Advantage Advisers Multi-Sector Fund I,
                                                     and Advantage Advisers Whistler Fund, L.L.C., which are
                                                     affiliates.

INTERESTED TRUSTEE

Bryan McKigney,* 49                 Indefinite;      Mr. McKigney is a Senior Managing Director and the Chief                4
President, CEO, and Manager        Manager since     Administrative Officer of Oppenheimer Asset Management Inc.
                                 December 1, 2004;   He has been in the financial services industry since 1981
                                   President and     and has held various management positions at Canadian Imperial
                                     CEO since       Bank of Commerce (1993 - 2003) and the Chase Manhattan Bank N.A.
                                September 23, 2004   (1981 - 1993). He serves as Manager of Advantage Advisers Augusta
                                                     Fund, L.L.C., Advantage Advisers Multi-Sector Fund I, and
                                                     Advantage Advisers Whistler Fund, L.L.C., which are
                                                     affiliates.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT ( UNAUDITED)
--------------------------------------------------------------------------------

COMPANY OFFICERS

         In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:

                                       TERM OF OFFICE
NAME,(2) AGE, ADDRESS(1) AND            AND LENGTH OF                              PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY             TIME SERVED                                  DURING PAST 5 YEARS
-----------------------------          ---------------              ----------------------------------------------------------------

Vineet Bhalla, 47                          One year;                Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset
Chief Financial Officer                      Since                  Management since May 2005. From July 2002 to May 2005, he
                                         July 27, 2005.             was an Assistant Vice President at Zurich Capital Markets Inc.,
                                                                    a Director of the Client Service Group at GlobeOp Financial
                                                                    Services, and a Senior Consultant at Capital Markets Company.
                                                                    Prior to that, he was a Vice President at Blackrock Financial
                                                                    Management since June 1999. Mr. Bhalla is a Certified Public
                                                                    Accountant. He graduated with an MBA from Saint Mary's
                                                                    University, Halifax, Canada in 1986.

Stephen C. Beach, 54                       One year;                Since February 2005, Mr. Beach has been the Chief Compliance
Chief Compliance Officer                     Since                  Officer for Oppenheimer Asset Management. Prior to that, he
                                         March 18, 2005.            had his own law firm with a focus on mutual funds, investment advisers and general securities law, beginning in 2001. Mr.
                                                                    Beach obtained an LL.M. in Taxation at Temple University
                                                                    School of Law during the period 1999 - 2001.

Deborah Kaback, 56                         One year;                Ms. Kaback has been a Senior Vice President at Oppenheimer Asset
Chief Legal Officer and                      Since                  Management since June 2003. She was Executive Director of CIBC
Vice President                            July 23, 2003             World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of
                                                                    Oppenheimer Funds, Inc. from November 1999 through July 2001.
                                                                    Prior to that, she was Senior Vice President and Deputy
                                                                    General Counsel at Oppenheimer Capital from April 1989
                                                                    through November 1999.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

COMPANY OFFICERS (CONTINUED)

                                       TERM OF OFFICE
NAME,(2) AGE, ADDRESS(1) AND            AND LENGTH OF                              PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY             TIME SERVED                                  DURING PAST 5 YEARS
-----------------------------          ---------------              ----------------------------------------------------------------

Bryan McKigney, 49                     One year term for            Mr. McKigney is a Senior Managing Director and the Chief
President, CEO, and Manager               President and             Administrative Officer of Oppenheimer Asset Management Inc.
                                           CEO; since               He has been in the financial services industry since 1981 and
                                      September 23, 2004.           has held various management positions at Canadian Imperial Bank
                                      Indefinite term for           of Commerce (1993 - 2003) and the Chase Manhattan Bank N.A.
                                         Manager; since             (1981 - 1993). He serves as Manager of Advantage Advisers
                                        December 1, 2004;           Augusta Fund, L.L.C., Advantage Advisers Multi-Sector Fund I,
                                                                    Advantage Advisers Troon Fund, L.L.C., Advantage Advisers
                                                                    Whistler Fund, L.L.C., and Advantage Advisers Xanthus Fund,
                                                                    L.L.C., which are affiliates.

* "Interested Person" of the Fund as defined in the 40 Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Fund and as a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.

(1) The address of each independent manager and officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.

(2)  Officers are not compensated by the Company.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is "independent." Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 30, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $153,200 for 2007 and $143,246 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,500 for 2007 and $3,500 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2007 and $0 for 2006.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non-audit services that the registrant's independent auditors provide to the registrant and (ii) all non-audit services that the registrant's independent auditors provide to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                         (b)   100%

                         (c)   Not applicable

                         (d)   Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $461,030 for 2007 and $423,936 for 2006.

     (h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.


                         ALKEON CAPITAL MANAGEMENT, LLC

                      PROXY VOTING POLICIES AND PROCEDURES

                               As of June 30, 2003

I.       POLICY

         Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Alkeon Capital Management, LLC ("Alkeon") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.      PROXY VOTING PROCEDURES

         Alkeon has entered into an agreement with RiskMetrics Group, Inc, an independent third party, for RiskMetrics Group, Inc to provide Alkeon with its research on proxies and to facilitate the electronic voting of proxies. Alkeon has adopted RiskMetrics Group, Inc's proxy voting policies in order to ensure that it votes proxies in the best interests of its clients. Alkeon has instructed RiskMetrics Group, Inc to vote all proxies in accordance with this policy, unless instructed by Alkeon to vote otherwise.

         Alkeon generally votes in favor of routine corporate housekeeping proposals, such as proposals to ratify auditors and reasonably crafted shareholder proposals calling for directors to be elected with an affirmative majority of votes. For all other proposals, Alkeon will vote in accordance with the proxy voting guidelines adopted by RiskMetrics Group, Inc.

         Clients may obtain a copy of the Proxy Procedures and information about how Alkeon voted a client's proxies by contacting Greg Jakubowsky via e-mail at gjakubowsky@alkeoncapital.com or by telephone at (212) 389-8710.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

          Panayotis Sparaggis has served as the Portfolio Manager of the Fund since its inception. Mr. Sparaggis is the Chief Investment Officer and a controlling person of Alkeon Capital Management, LLC ("Alkeon"), which he founded in December 2001. From May 1995 until the founding of Alkeon , Mr. Sparaggis was employed by CIBC World Markets Corp or its predecessors.

(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

          OTHER  ACCOUNTS  MANAGED BY PORTFOLIO  MANAGER(S) OR  MANAGEMENT  TEAM
          MEMBER

          The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Sparaggis managed as of December 31, 2007:

     --------------------------------------------------------------------------------------------------------------------------
                                                                                        No. of
                                                                                       Accounts
                                                 Total                                   where            Total Assets in
        Name of Portfolio                       No. of                               Advisory Fee     Accounts where Advisory
           Manager or           Type of        Accounts                              is Based on          Fee is Based on
           Team Member          Accounts        Managed          Total Assets         Performance           Performance
           -----------          --------        -------               -------         -----------           -----------
     --------------------------------------------------------------------------------------------------------------------------
       Panayotis Sparaggis    Registered
                              Investment           1              20,759,407               1                 20,759,407
                              Companies:
     --------------------------------------------------------------------------------------------------------------------------
       Panayotis Sparaggis    Other
                              Pooled               8             606,302,537               8                606,302,537
                              Investment
                              Vehicles:
     --------------------------------------------------------------------------------------------------------------------------
       Panayotis Sparaggis    Other
                              Accounts:            0                  0                    0                     0

     --------------------------------------------------------------------------------------------------------------------------


          POTENTIAL CONFLICTS OF INTERESTS

          Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day responsibilities with respect to one or more accounts. These potential conflicts include:

     o Allocation of Limited Time and Attention. Because the Portfolio Manager manages other accounts, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the Portfolio Manager were to devote substantially more attention to the management of fewer accounts.

     o Allocation of Investment Opportunities. If the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

     o Pursuit of Differing Strategies. At times, the Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

     o Performance Fees. The Portfolio Manager manages other accounts that are subject to a performance allocation or performance fee which in some cases may be greater than the fee payable by the Fund. This could create a conflict because the Portfolio Manager may benefit if a more attractive investment is allocated to an account that bears a greater performance allocation or fee.

(A)(3)    COMPENSATION  STRUCTURE OF PORTFOLIO  MANAGER(S)  OR  MANAGEMENT  TEAM
          MEMBERS

          Mr. Sparaggis' compensation consists of periodic advances and the income from the profits of Alkeon Capital Management, LLC derived by him as its sole principal. The level of Alkeon Capital Management's profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(A)(4)    DISCLOSURE OF SECURITIES OWNERSHIP

          The table below sets forth beneficial ownership of shares of the registrant by the Portfolio Manager as of December 31, 2007.

                                                    Dollar ($) Range
                   Name of Portfolio Manager         of Fund Shares
                              or                      Beneficially
                         Team Member                     Owned
                         -----------                     -----

                    Panayotis Sparaggis                     0


(B)       Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

  (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(registrant)                   Advantage Advisers Xanthus Fund, LLC
             -----------------------------------------------------------------


By (Signature and Title)*      /s/ BRYAN MCKIGNEY
                          ----------------------------------------------------
                               Bryan McKigney, Principal Executive Officer
                               (principal executive officer)

Date        March 3, 2008
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ BRYAN MCKIGNEY
                         -----------------------------------------------------
                               Bryan McKigney, Principal Executive Officer
                               (principal executive officer)

Date        March 3, 2008
    --------------------------------------------------------------------------


By (Signature and Title)*      /s/ VINEET BHALLA
                         -----------------------------------------------------
                               Vineet Bhalla, Chief Financial Officer
                               (principal financial officer)

Date        March 3, 2008
    --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.